Finance leases - Finance lease receivables (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Impairment allowance for uncollectable finance lease receivables	£ 87	£ 57
Minimum finance lease payments payable	4	3
Recognised finance lease as assets	£ 3	£ 3